Lessee Accounting (Supplemental Income Statement Information) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 JPY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 43,236
Short-term lease cost	14,374
Other lease cost	168
Total lease cost	¥ 57,778